Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance (Adjusted [member]) at Dec. 31, 2017	₩ 14,232,276	₩ 1,564,499	₩ 1,440,258	₩ 10,915,203	₩ 48,726	₩ (1,205,302)	₩ 12,763,384	₩ 1,468,892
Beginning balance at Dec. 31, 2017	13,183,354	1,564,499	1,440,258	9,961,150	30,985	(1,205,302)	11,791,590	1,391,764
Changes in value of available-for-sale financial assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	1,048,922			954,053	17,741		971,794	77,128
Comprehensive income
Profit for the year	719,412			645,571			645,571	73,841
Remeasurements of net defined benefit liabilities	(73,511)			(61,449)			(61,449)	(12,062)
Share of gain on remeasurements of associates and joint ventures	(816)			(816)			(816)
Share of other comprehensive income of associates and joint ventures	(41)				(136)		(136)	95
Valuation gains (losses) on cashflow hedge	(27,011)				(27,011)		(27,011)
Gain(loss) on disposal of equity instruments at fair value through other comprehensive income				4,441	(4,441)
Gain on valuation of financial instruments at fair value through other comprehensive income	43,811				30,731		30,731	13,080
Exchange differences on translation of foreign operations	2,940				2,289		2,289	651
Total comprehensive income for the year	664,784			587,747	1,432		589,179	75,605
Transactions with equity holders
Dividends paid by the Controlling Company	(245,097)			(245,097)			(245,097)
Dividends paid to non-controlling interest of subsidiaries	(53,535)							(53,535)
Changes in consolidation scope	(1,701)					(1,803)	(1,803)	102
Changes in ownership interest in subsidiaries	48,589					11,118	11,118	37,471
Appropriation of loss on disposal of treasury stock				(2,046)		2,046
Disposal of treasury stock	9,547					9,547	9,547
Others	3,627			262		3,311	3,573	54
Subtotal	(238,570)			(246,881)		24,219	(222,662)	(15,908)
Ending balance (Adjusted [member]) at Dec. 31, 2018	14,654,600	1,564,499	1,440,258	11,252,179	50,158	(1,181,083)	13,126,011	1,528,589
Ending balance at Dec. 31, 2018	14,658,490	1,564,499	1,440,258	11,256,069	50,158	(1,181,083)	13,129,901	1,528,589
Changes in value of available-for-sale financial assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(3,890)			(3,890)			(3,890)
Comprehensive income
Profit for the year	695,868			645,703			645,703	50,165
Remeasurements of net defined benefit liabilities	(25,777)			(22,774)			(22,774)	(3,003)
Share of gain on remeasurements of associates and joint ventures	649			636			636	13
Share of other comprehensive income of associates and joint ventures	2,517				2,427		2,427	90
Valuation gains (losses) on cashflow hedge	22,864				22,850		22,850	14
Gain on valuation of financial instruments at fair value through other comprehensive income	167,152				114,869		114,869	52,283
Exchange differences on translation of foreign operations	4,933				4,630		4,630	303
Total comprehensive income for the year	868,206			623,565	144,776		768,341	99,865
Transactions with equity holders
Dividends paid by the Controlling Company	(269,659)			(269,659)			(269,659)
Dividends paid to non-controlling interest of subsidiaries	(35,500)							(35,500)
Changes in consolidation scope	1,539					(245)	(245)	1,784
Changes in ownership interest in subsidiaries	(83,660)					(9,082)	(9,082)	(74,578)
Appropriation of loss on disposal of treasury stock				(15,169)		15,169
Disposal of treasury stock	3,346					3,346	3,346
Others	1,812					1,812	1,812
Subtotal	(382,122)			(284,828)		11,000	(273,828)	(108,294)
Ending balance at Dec. 31, 2019	15,140,684	1,564,499	1,440,258	11,590,916	194,934	(1,170,083)	13,620,524	1,520,160
Comprehensive income
Profit for the year	746,256			700,889			700,889	45,367
Remeasurements of net defined benefit liabilities	(60,181)			(49,554)			(49,554)	(10,627)
Share of gain on remeasurements of associates and joint ventures	786			410			410	376
Share of other comprehensive income of associates and joint ventures	15,932				14,701		14,701	1,231
Valuation gains (losses) on cashflow hedge	27,387				27,433		27,433	(46)
Gain on valuation of financial instruments at fair value through other comprehensive income	41,997			184,215	(150,135)		34,080	7,917
Exchange differences on translation of foreign operations	(2,666)				(882)		(882)	(1,784)
Total comprehensive income for the year	769,511			835,960	(108,883)		727,077	42,434
Transactions with equity holders
Dividends paid by the Controlling Company	(269,766)			(269,766)			(269,766)
Dividends paid to non-controlling interest of subsidiaries	(40,802)							(40,802)
Changes in ownership interest in subsidiaries	29,825					11,628	11,628	18,197
Appropriation of loss on disposal of treasury stock				(1,690)		1,690
Acquisition of treasury stock	(110,097)					(110,097)	(110,097)
Disposal of treasury stock	33,213					33,213	33,213
Others	(1,135)					(1,135)	(1,135)
Subtotal	(358,762)			(271,456)		(64,701)	(336,157)	(22,605)
Ending balance at Dec. 31, 2020	₩ 15,551,433	₩ 1,564,499	₩ 1,440,258	₩ 12,155,420	₩ 86,051	₩ (1,234,784)	₩ 14,011,444	₩ 1,539,989